Loss Per Share - Schedule of Loss Per Share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Net loss for the period attributable to Oculis shareholders	SFr (98,957)	SFr (85,777)	SFr (88,802)
Basic Loss per share
Weighted-average number of shares used to compute basic loss per share	52,243,100	40,406,551	29,899,651
Basic net loss per share for the period, in CHF	SFr (1.89)	SFr (2.12)	SFr (2.97)
Diluted Loss per share
Weighted-average number of shares used to compute diluted loss per share	52,243,100	40,406,551	29,899,651
Diluted net loss per share for the period, in CHF	SFr (1.89)	SFr (2.12)	SFr (2.97)